Other Investments	12 Months Ended
Mar. 31, 2012
Other Investments

4. OTHER INVESTMENTS

The following table presents the cost, fair value, and gross unrealized holding gains and losses for securities by major security type:

(¥ in millions)
	2012				2011
At March 31:	Cost	Fair Value	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses	Cost	Fair Value	Gross Unrealized Holding Gains	Gross Unrealized Holding Losses
Other investments:
Available-for-sale:
Equity securities of financial institutions	¥23,656	¥34,339	¥10,685	¥2	¥25,525	¥34,839	¥10,403	¥1,089
Other equity securities	14,775	58,060	43,293	8	14,883	55,634	40,793	42

	¥38,431	¥92,399	¥53,978	¥10	¥40,408	¥90,473	¥51,196	¥1,131

The following table presents the gross unrealized losses on, and related fair value of, the Company’s available-for-sale securities, aggregated by the length of time that individual investment securities have been in a continuous unrealized loss position:

(¥ in millions)
	2012				2011
	Less than 12 months		12 months or longer		Less than 12 months		12 months or longer
At March 31:	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses	Fair Value	Gross Unrealized Holding Losses
Other investments:
Available-for-sale:
Equity securities of financial institutions	¥197	¥2	¥—	¥—	¥9,283	¥1,089	¥—	¥—
Other equity securities	388	8	—	—	625	42	—	—

	¥585	¥10	¥—	¥—	¥9,908	¥1,131	¥—	¥—

For the years ended March 31, 2012, 2011, and 2010, valuation losses on other investments were recognized to reflect the decline in fair value considered to be other-than-temporary totaling ¥2,570 million, ¥1,758 million, and ¥143 million, respectively.

(Merger of Aioi Insurance Co., Ltd., Nissay Dowa General Insurance Co., Ltd., and Mitsui Sumitomo Insurance Group)

On April 1, 2010, Aioi Insurance Co., Ltd., Nissay Dowa General Insurance Co., Ltd. (“Nissay”), and Mitsui Sumitomo Insurance Group merged and formed the new insurance holding company, MS&AD Insurance Group Holdings, Inc.(“MS&AD”). Upon the merger, each common share of Nissay, which was an acquired company, was converted into 0.191 share of the combined entity, MS&AD. The Company had owned common shares of Nissay which were classified as available-for-sale and recognized a gain on nonmonetary exchange of securities of ¥2,774 million upon the merger, based on the fair value of MS&AD’s common shares of ¥4,140 million less the cost basis of Nissay’s common shares of ¥1,366 million as of the date of the merger.

The Company classifies MS&AD’s common shares as available-for-sale and carries them at fair value.

The following table presents proceeds from sales of available-for-sale securities and the gross realized gains and losses on these sales:

(¥ in millions)
For the years ended March 31:	2012	2011	2010
Proceeds from sales of available-for-sale securities	¥—	¥6,188	¥3,588
Gross realized gains	—	4,843	1,821
Gross realized losses	—	—	—

Investments in non-traded and unaffiliated companies, for which there is no readily determinable fair value, were stated at cost of ¥9,306 million and ¥10,025 million at March 31, 2012 and 2011, respectively. Investments in non-marketable equity securities for which there is no readily determinable fair value were accounted for using the cost method. Each investment in non-marketable equity securities is reviewed annually for impairment or upon the occurrence of an event on change in circumstances that may have a significant adverse effect on the carrying value of the investment.